Significant Accounting Policies and Practices (Details) - Schedule of revenue recognition - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenue Recognition Abstract
Products and services transferred over time	$ 673,079	$ 1,167,480	$ 2,752,736	$ 2,843,483	$ 4,182,681	$ 1,100,199
Products and services transferred at a point in time	349,772	12,140	1,244,754	50,907	117,036	112,671
Revenue recognition	$ 1,022,851	$ 1,179,620	$ 3,997,490	$ 2,894,390	$ 4,299,717	$ 1,212,870